Fair Value of Financial Instruments Fair Value of Financial Instruments - Recurring Fair Value (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		$ 3,000,000
Derivative Liability, Fair Value, Gross Liability		76,000,000	$ 100,000,000
Fair Value Assets, Measured on Recurring Basis, Valuation Techniques, Impact of Credit Reserve to Fair Value		1,000,000
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure		$ 2,800,000,000
Estimated Counterparty Credit Risk Exposure to Certain Counterparties, Period		5 years
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	[1]	$ 1,000,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	[1]	2,000,000	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		0	0
Derivative Liability, Fair Value, Gross Liability	[1]	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	[1]	76,000,000	100,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		0	0
Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		2,000,000
Derivative Liability, Fair Value, Gross Liability		1,000,000
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		1,000,000
Derivative Liability, Fair Value, Gross Liability		0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		1,000,000	0
Derivative Liability, Fair Value, Gross Liability		1,000,000	2,000,000
Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		1,000,000
Derivative Liability, Fair Value, Gross Liability		75,000,000
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		0
Derivative Liability, Fair Value, Gross Liability		0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		1,000,000	0
Derivative Liability, Fair Value, Gross Liability		$ 75,000,000	$ 98,000,000

[1]	(a) There were no assets or liabilities classified as Level 1 as of December 31, 2015. There were no assets or liabilities classified Level 3 as of December 31, 2016 and 2015.